Fair Value Disclosures - Quantitative Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial derivatives, Liabilities	$ 65,864	$ 90,371
Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial derivatives, Liabilities	235	691
Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | USDA Guarantees - Farmer Mac Guaranteed Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	21,234	26,681
Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Farmer Mac Guaranteed Securities AgVantage [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	5,070,366	4,739,577
USDA Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | USDA Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Marketable Securities	1,612,013	1,590,783
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	65,490	63,159
Trading securities	928	1,247
Marketable Securities	66,418	64,406
Financial derivatives, Liabilities	235	691
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Minimum [Member] | Derivative Financial Instruments, Liabilities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	0.70%	1.00%
Fair Value Inputs, Constant Prepayment Rate	10.00%	11.00%
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Maximum [Member] | Derivative Financial Instruments, Liabilities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	2.50%	3.00%
Fair Value Inputs, Constant Prepayment Rate	11.00%	19.00%
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Weighted Average [Member] | Derivative Financial Instruments, Liabilities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	1.40%	1.70%
Fair Value Inputs, Constant Prepayment Rate	10.00%	16.00%
Level 3 [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Farmer Mac Guaranteed Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	5,091,600	4,766,258
Level 3 [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | USDA Guarantees - Farmer Mac Guaranteed Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	21,234	26,681
Level 3 [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Farmer Mac Guaranteed Securities AgVantage [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	5,070,366	4,739,577
Level 3 [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Minimum [Member] | USDA Guarantees - Farmer Mac Guaranteed Securities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	0.90%	1.00%
Fair Value Inputs, Constant Prepayment Rate	7.00%	8.00%
Level 3 [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Minimum [Member] | Farmer Mac Guaranteed Securities AgVantage [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	0.90%	0.80%
Level 3 [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Maximum [Member] | USDA Guarantees - Farmer Mac Guaranteed Securities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	3.20%	3.40%
Fair Value Inputs, Constant Prepayment Rate	14.00%	17.00%
Level 3 [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Maximum [Member] | Farmer Mac Guaranteed Securities AgVantage [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	3.60%	3.40%
Level 3 [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Weighted Average [Member] | USDA Guarantees - Farmer Mac Guaranteed Securities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	1.90%	2.10%
Fair Value Inputs, Constant Prepayment Rate	11.00%	14.00%
Level 3 [Member] | Farmer Mac Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Weighted Average [Member] | Farmer Mac Guaranteed Securities AgVantage [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	1.80%	1.60%
Level 3 [Member] | USDA Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | USDA Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	1,553,669	1,486,595
Trading securities	58,344	104,188
Marketable Securities	1,612,013	1,590,783
Level 3 [Member] | USDA Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Minimum [Member] | USDA Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	1.20%	1.40%
Fair Value Inputs, Constant Prepayment Rate	0.00%	0.00%
Level 3 [Member] | USDA Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Maximum [Member] | USDA Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	5.30%	5.30%
Fair Value Inputs, Constant Prepayment Rate	23.00%	26.00%
Level 3 [Member] | USDA Guarantee [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Weighted Average [Member] | USDA Securities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	3.40%	3.40%
Fair Value Inputs, Constant Prepayment Rate	5.00%	10.00%
Floating Interest Rate [Member] | Fair Value, Measurements, Recurring [Member] | Indicative Bid Approach Valuation Technique [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	65,285	63,159
Floating Interest Rate [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Asset-backed Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities	928	1,247
Floating Interest Rate [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Collateralized Mortgage Backed Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	205
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Indicative Bid Approach Valuation Technique [Member] | Minimum [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Range of Offered Quotes	82.00%	82.00%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Indicative Bid Approach Valuation Technique [Member] | Maximum [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Range of Offered Quotes	92.00%	90.00%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Indicative Bid Approach Valuation Technique [Member] | Weighted Average [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Range of Offered Quotes	88.10%	85.00%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Asset-backed Securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Constant Prepayment Rate	10.00%	10.00%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Collateralized Mortgage Obligations [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, Constant Prepayment Rate	6.00%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Minimum [Member] | Asset-backed Securities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	13.00%	12.40%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Minimum [Member] | Collateralized Mortgage Obligations [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	1.80%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Maximum [Member] | Asset-backed Securities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	22.50%	19.70%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Maximum [Member] | Collateralized Mortgage Obligations [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	1.80%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Weighted Average [Member] | Asset-backed Securities [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	17.70%	16.20%
Floating Interest Rate [Member] | Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Discounted Cash Flows Approach Valuation Technique [Member] | Weighted Average [Member] | Collateralized Mortgage Obligations [Member]

Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Inputs, discount rate	1.80%
Farmer Mac Guaranteed Securities AgVantage [Member] | Farmer Mac Guarantee [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Available-for-sale, at fair value	5,070,366	4,739,577
Available-for-sale Securities, Amortized Cost Basis	5,066,980	4,637,866
Trading Account Assets [Member] | Payment Guarantee [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt instrument, unamortized discount (premium), net	9,164	12,098
Available-for-sale Securities [Member] | Farmer Mac Guaranteed Securities AgVantage [Member] | Farmer Mac Guarantee [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Debt instrument, unamortized discount (premium), net	$ 125	$ 160